Financial Instruments - Summary of Company's Cash, Cash Equivalents, Financial Investments and Loans and Financing (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Cash Cash Equivalents Financing Investments And Loans And Financing [line items]
Total amount	$ 4,026.9	$ 4,448.0	$ 91.0	$ 3,647.6
Without the effect of derivative transactions [member]
Disclosure Of Cash Cash Equivalents Financing Investments And Loans And Financing [line items]
Pre-fixed amount	$ 2,559.6
Pre-fixed percentage	97.15%
Post-fixed amount	$ 75.2
Post-fixed percentage	2.85%
Total amount	$ 2,634.8
Total percentage	100.00%
Pre-fixed amount	$ 3,514.6
Pre-fixed percentage	87.28%
Post-fixed amount	$ 512.3
Post-fixed percentage	12.72%
Total amount	$ 4,026.9
Total percentage	100.00%
With the effect of derivative transactions [member]
Disclosure Of Cash Cash Equivalents Financing Investments And Loans And Financing [line items]
Pre-fixed amount	$ 2,559.6
Pre-fixed percentage	97.15%
Post-fixed amount	$ 75.2
Post-fixed percentage	2.85%
Total amount	$ 2,634.8
Total percentage	100.00%
Pre-fixed amount	$ 3,803.7
Pre-fixed percentage	94.46%
Post-fixed amount	$ 223.2
Post-fixed percentage	5.54%
Total amount	$ 4,026.9
Total percentage	100.00%